Stockholder's Equity (Detail) (USD $)	9 Months Ended						0 Months Ended					0 Months Ended	2 Months Ended
	Mar. 31, 2014	Feb. 05, 2014	Nov. 01, 2013	Jun. 30, 2013	Mar. 31, 2014 Malibu Boat LLC [Member]	Feb. 05, 2014 Malibu Boat LLC [Member]	Feb. 05, 2014 Class A Common Stock [Member]	Mar. 31, 2014 Class A Common Stock [Member]	Feb. 05, 2014 Class A Common Stock [Member]	Dec. 31, 2013 Class A Common Stock [Member]	Jun. 30, 2013 Class A Common Stock [Member]	Feb. 05, 2014 Class A Common Stock [Member] IPO [Member] Noncontrolling Interest [Member]	Mar. 31, 2014 Class B Common Stock [Member]	Feb. 04, 2014 Class B Common Stock [Member]	Jun. 30, 2013 Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	150,000,000							100,000,000			0		25,000,000		0
Common stock, par value (per share)								$ 0.01					$ 0.01
Preferred stock, shares authorized	25,000,000			0
Preferred stock, par value (per share)	$ 0.01
Proceeds from issuance of Class A Common Stock in initial public offering, net of underwriting discounts	$ 10,000						$ 99,512,000
Common stock, shares issued			100					11,054,830		100	0		34	34	0
Common stock shares issued							8,214,285					2,840,545	34
Share price									$ 14.00
Number of LLC units outstanding		11,054,830			11,373,737	11,373,737
Noncontrolling interest, ownership percentage by noncontrolling owners					50.70%	50.70%